Provisions (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Provisions [Abstract]
Schedule of Changes in Provisions	The following table details the changes in provisions between September 30 and June 30, 2024:
Onerous contracts $
Balance, as at September 30, 2023	878,144
Revision of estimations	(8,736)
Provisions utilized	(869,408)
Balance, as at June 30, 2024	—
The following table details the changes in provisions between September 30, 2022 and 2023:
Onerous contracts $
Balance, as at September 30, 2022 (nil as at September 30, 2021)	—
New provisions	1,652,216
Revision of estimations	(287,021)
Provisions utilized	(487,051)
Balance, as at September 30, 2023	878,144